Total Capital and Net Income Per Unit - Summary of Incentive Distribution Rights (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares
Minimum quarterly distribution of $0.35 [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.35
Up to $0.4025 [Member] | Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	0.4025
Above $0.4025 up to $0.4375 [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	0.4025
Above $0.4025 up to $0.4375 [Member] | Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	0.4375
Above $0.4375 up to $0.525 [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	0.4375
Above $0.4375 up to $0.525 [Member] | Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	0.5250
Above $0.525 [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.525